Inventories (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Inventories [Abstract]
Initial balance	$ (3,944,679)	$ (1,246,380)
Inventories write-down estimation	(2,902,530)	(4,667,808)
Inventories recognised as an expense	3,692,846	1,877,113
Business combinations effect	(22,190)	(92,396)
Total	$ (3,176,553)	$ (3,944,679)